Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001600215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2016
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016